Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2025
Employee benefit expenses
Schedule of employee benefit expenses

	2025	2024	2023
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(271,568)	(316,341)	(288,451)
Social security costs	(35,755)	(41,435)	(35,057)
Share-based payments (Note 28)	(1,581)	(1,969)	(3,386)
Pension costs – defined contribution schemes (Note 29.2)	(4,352)	(4,974)	(4,480)
	(313,256)	(364,719)	(331,374)
Termination benefits recognised in exceptional items (Note 6)	(34,579)	(12,334)	—
Total employee benefit expenses including exceptional items	(347,835)	(377,053)	(331,374)

Schedule of average number of employees

	2025	2024	2023
	Number	Number	Number
By activity:
Football – men’s and women’s players	133	136	131
Football - technical and coaching	164	193	192
Commercial	129	170	160
Media	82	111	104
Administration and other	424	530	525
Average number of employees	932	1,140	1,112

Schedule of compensation paid or payable to key management for employee services

	2025	2024	2023
	£’000	£’000	£’000
Short-term employee benefits	(6,709)	(2,938)	(4,838)
Share-based payments	(1,206)	(2,341)	(2,349)
Termination benefits	—	(5,725)	—
Post-employment benefits	—	(26)	(8)
	(7,915)	(11,030)	(7,195)